Commitment and Contingencies - Contractual Finance Lease Liability (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Finance Lease, Liability, Payment, Due [Abstract]
Due through June 30, 2020	$ 12,004
Due through June 30, 2021	11,659
Due through June 30, 2022	11,285
Due through June 30, 2023	10,911
Due through June 30, 2024	10,545
Thereafter	65,752
Total contractual obligation	$ 122,156